Prepaid expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	R$ 3,982,750	R$ 1,393,537
Current	251,973	283,183
Non-current	3,730,777	1,110,354
Commissions and premiums paid in advance
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	3,737,354	1,314,771
Marketing expenses
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	28,147	28,056
Services paid in advance
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	41,990	6,245
Other expenses paid in advance
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	R$ 175,259	R$ 44,465